American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2040 Portfolio
October 31, 2021

One Choice Blend+ 2040 Portfolio - Schedule of Investments
OCTOBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 49.8%
Avantis U.S. Equity Fund G Class	10,935	166,861
Avantis U.S. Small Cap Value Fund G Class	942	14,942
Focused Dynamic Growth Fund G Class	1,694	111,037
NT Focused Large Cap Value Fund G Class	8,061	108,256
NT Heritage Fund G Class	1,479	26,860
NT Mid Cap Value Fund G Class	1,709	25,955
Small Cap Growth Fund G Class	498	14,709
		468,620
International Equity Funds — 22.7%
Avantis Emerging Markets Equity Fund G Class	1,524	19,687
Avantis International Equity Fund G Class	4,839	60,732
Focused International Growth Fund G Class	1,586	34,256
Non-U.S. Intrinsic Value Fund G Class	3,192	33,609
NT Emerging Markets Fund G Class	2,036	30,140
NT Global Real Estate Fund G Class	1,511	20,605
NT International Small-Mid Cap Fund G Class	862	14,102
		213,131
Domestic Fixed Income Funds — 20.0%
Avantis Core Fixed Income Fund G Class	14,132	140,471
Inflation-Adjusted Bond Fund G Class	960	12,637
NT High Income Fund G Class	3,524	35,207
		188,315
International Fixed Income Funds — 7.5%
Emerging Markets Debt Fund G Class	1,795	18,791
Global Bond Fund G Class	4,913	51,489
		70,280
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $893,623)		940,346
OTHER ASSETS AND LIABILITIES†		(2)
TOTAL NET ASSETS — 100.0%		$940,344

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis U.S. Equity Fund	$147	$29	$17	$8	$167	11	$1	—
Avantis U.S. Small Cap Value Fund	13	3	2	1	15	1	—	—
Focused Dynamic Growth Fund	97	23	14	5	111	2	1	—
NT Focused Large Cap Value Fund	97	21	11	1	108	8	—	$1
NT Heritage Fund	24	5	3	1	27	1	—	—
NT Mid Cap Value Fund	23	4	2	1	26	2	—	—
Small Cap Growth Fund	13	3	2	1	15	—	—	—
Avantis Emerging Markets Equity Fund	18	5	3	—	20	2	—	—
Avantis International Equity Fund	54	12	7	1	60	5	—	—
Focused International Growth Fund	30	7	4	1	34	2	—	—
Non-U.S. Intrinsic Value Fund	30	7	4	1	34	3	—	—
NT Emerging Markets Fund	27	8	5	—	30	2	—	—
NT Global Real Estate Fund	18	4	2	1	21	2	—	—
NT International Small-Mid Cap Fund	13	3	2	—	14	1	—	—
Avantis Core Fixed Income Fund	127	32	16	(3)	140	14	—	1
Inflation-Adjusted Bond Fund	12	2	1	—	13	1	—	—
NT High Income Fund	32	7	4	—	35	4	—	—
Emerging Markets Debt Fund	17	4	2	—	19	2	—	—
Global Bond Fund	47	10	5	(1)	51	5	—	—
	$839	$189	$106	$18	$940	68	$2	$2
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.